SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investment advisory and management fees	$ 1,260	$ 1,389
Plan administrator fees	3,514	3,002
Personal advisor fees	7,994	6,913
Total administrative expenses	$ 12,768	$ 11,304